Legal Actions	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Legal Actions

Note 15: Legal Actions
Wells Fargo and certain of our subsidiaries are involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising from the conduct of our business activities. These proceedings include actions brought against Wells Fargo and/or our subsidiaries with respect to corporate related matters and transactions in which Wells Fargo and/or our subsidiaries were involved. In addition, Wells Fargo and our subsidiaries may be requested to provide information or otherwise cooperate with government authorities in the conduct of investigations of other persons or industry groups.
Although there can be no assurance as to the ultimate outcome, Wells Fargo and/or our subsidiaries have generally denied, or believe we have a meritorious defense and will deny, liability in all significant litigation pending against us, including the matters described below, and we intend to defend vigorously each case, other than matters we describe as having settled. Reserves are established for legal claims when payments associated with the claims become probable and the costs can be reasonably estimated. The actual costs of resolving legal claims may be substantially higher or lower than the amounts reserved for those claims.

FHA INSURANCE LITIGATION  On October 9, 2012, the United States filed a complaint, captioned United States of America v. Wells Fargo Bank, N.A., in the U.S. District Court for the Southern District of New York. The complaint makes claims with respect to Wells Fargo's Federal Housing Administration (FHA) lending program for the period 2001 to 2010. The complaint alleges, among other allegations, that Wells Fargo improperly certified certain FHA mortgage loans for United States Department of Housing and Urban Development (HUD) insurance that did not qualify for the program, and therefore Wells Fargo should not have received insurance proceeds from HUD when some of the loans later defaulted. The complaint further alleges Wells Fargo knew some of the mortgages did not qualify for insurance and did not disclose the deficiencies to HUD before making insurance claims. On December 1, 2012, Wells Fargo filed a motion in the U.S. District Court for the District of Columbia seeking to enforce a release of Wells Fargo given by the United States, which was denied on February 12, 2013. On April 11, 2013, Wells Fargo appealed the decision to the U.S. Court of Appeals for the District of Columbia Circuit. The Court affirmed the denial of Wells Fargo's motion on June 20, 2014. Previous resolution discussions did not result in an acceptable final agreement. The parties are again engaged in discovery.

INTERCHANGE LITIGATION  Wells Fargo Bank, N.A., Wells Fargo & Company, Wachovia Bank, N.A. and Wachovia Corporation are named as defendants, separately or in combination, in putative class actions filed on behalf of a plaintiff class of merchants and in individual actions brought by individual merchants with regard to the interchange fees associated with Visa and MasterCard payment card transactions. These actions have been consolidated in the U.S. District Court for the Eastern District of New York. Visa, MasterCard and several banks and bank holding companies are named as defendants in various of these actions. The amended and consolidated complaint asserts claims against defendants based on alleged violations of federal and state antitrust laws and seeks damages, as well as injunctive relief. Plaintiff merchants allege that Visa, MasterCard and payment card issuing banks unlawfully colluded to set interchange rates. Plaintiffs also allege that enforcement of certain Visa and MasterCard rules and alleged tying and bundling of services offered to merchants are anticompetitive. Wells Fargo and Wachovia, along with other defendants and entities, are parties to Loss and Judgment Sharing Agreements, which provide that they, along with other entities, will share, based on a formula, in any losses from the Interchange Litigation. On July 13, 2012, Visa, MasterCard and the financial institution defendants, including Wells Fargo, signed a memorandum of understanding with plaintiff merchants to resolve the consolidated class actions and reached a separate settlement in principle of the consolidated individual actions. The proposed settlement payments by all defendants in the consolidated class and individual actions total approximately $6.6 billion. The class settlement also provides for the distribution to class merchants of 10 basis points of default interchange across all credit rate categories for a period of eight consecutive months. The Court granted final approval of the settlement, which is proceeding. Merchants have filed several “opt-out” actions.

MORTGAGE RELATED REGULATORY INVESTIGATIONS  Government agencies continue investigations or examinations of certain mortgage related practices of Wells Fargo and predecessor institutions. Wells Fargo, for itself and for predecessor institutions, has responded, and continues to respond, to requests from government agencies seeking information regarding the origination, underwriting and securitization of residential mortgages, including sub-prime mortgages.

ORDER OF POSTING LITIGATION  A series of putative class actions have been filed against Wachovia Bank, N.A. and Wells Fargo Bank, N.A., as well as many other banks, challenging the high to low order in which the banks post debit card transactions to consumer deposit accounts. There are currently several such cases pending against Wells Fargo Bank (including the Wachovia Bank cases to which Wells Fargo succeeded), most of which have been consolidated in multi-district litigation proceedings in the U.S. District Court for the Southern District of Florida. The bank defendants moved to compel these cases to arbitration under Supreme Court authority. On November 22, 2011, the Judge denied the motion. The bank defendants appealed the decision to the U.S. Court of Appeals for the Eleventh Circuit. On October 26, 2012, the Eleventh Circuit affirmed the District Court’s denial of the motion. Wells Fargo renewed its motion to compel arbitration with respect to the unnamed putative class members. On April 8, 2013, the District Court denied the motion and Wells Fargo appealed the decision to the Eleventh Circuit. On February 10, 2015, the Eleventh Circuit vacated the order based on the District Court's lack of jurisdiction until class certification has been determined, and remanded to the District Court for further proceedings.
On August 10, 2010, the U.S. District Court for the Northern District of California issued an order in Gutierrez v. Wells Fargo Bank, N.A., a case that was not consolidated in the multi-district proceedings, enjoining the bank’s use of the high to low posting method for debit card transactions with respect to the plaintiff class of California depositors, directing the bank to establish a different posting methodology and ordering remediation of approximately $203 million. On October 26, 2010, a final judgment was entered in Gutierrez. On October 28, 2010, Wells Fargo appealed to the U.S. Court of Appeals for the Ninth Circuit. On December 26, 2012, the Ninth Circuit reversed the order requiring Wells Fargo to change its order of posting and vacated the portion of the order granting remediation of approximately $203 million on the grounds of federal preemption. The Ninth Circuit affirmed the District Court’s finding that Wells Fargo violated a California state law prohibition on fraudulent representations and remanded the case to the District Court for further proceedings. On August 5, 2013, the District Court entered a judgment against Wells Fargo in the approximate amount of $203 million, together with post-judgment interest thereon from October 25, 2010, and, effective as of July 15, 2013, enjoined Wells Fargo from making or disseminating additional misrepresentations about its order of posting of transactions. On August 7, 2013, Wells Fargo appealed the judgment to the Ninth Circuit. On October 29, 2014, the Ninth Circuit affirmed the trial court’s judgment against Wells Fargo for approximately $203 million, but limited the injunction to debit card transactions. Wells Fargo is presently considering its options.

SECURITIES LENDING LITIGATION  Wells Fargo Bank, N.A. is involved in four separate actions brought by securities lending customers of Wells Fargo and Wachovia Bank in various courts. In general, each of the cases alleges losses based on claims that Wells Fargo violated fiduciary and contractual duties in its investment of collateral for loaned securities. Blue Cross/Blue Shield of Minnesota, et al., v. Wells Fargo Bank, N.A. resulted in verdicts dismissing the claims against Wells Fargo. Plaintiffs have appealed the verdicts. The remaining cases are scheduled for trial in 2015.

OUTLOOK  When establishing a liability for contingent litigation losses, the Company determines a range of potential losses for each matter that is both probable and estimable, and records the amount it considers to be the best estimate within the range. The high end of the range of reasonably possible potential litigation losses in excess of the Company’s liability for probable and estimable losses was $1.1 billion as of December 31, 2014. For these matters and others where an unfavorable outcome is reasonably possible but not probable, there may be a range of possible losses in excess of the established liability that cannot be estimated. Based on information currently available, advice of counsel, available insurance coverage and established reserves, Wells Fargo believes that the eventual outcome of the actions against Wells Fargo and/or its subsidiaries, including the matters described above, will not, individually or in the aggregate, have a material adverse effect on Wells Fargo’s consolidated financial position. However, in the event of unexpected future developments, it is possible that the ultimate resolution of those matters, if unfavorable, may be material to Wells Fargo’s results of operations for any particular period.